Commitments and contingencies - Schedule Of Future Lease Payments Under Operating Leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2022		¥ 94,950
2023		64,146
2024		56,631
2025		50,158
2026		40,603
2027 and thereafter		357,096
Total lease payments		663,584
Amount representing interest		27,043
Total lease liabilities for operating leases	[1]	¥ 636,541	¥ 627,250

[1]	Right-of-use assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.